Contingencies (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2020	Jun. 27, 2019	Jan. 30, 2019	Jun. 28, 2018	Jan. 30, 2018	Dec. 31, 2017	Oct. 02, 2017	Jul. 06, 2017	Jun. 27, 2017	Apr. 27, 2017	Feb. 08, 2017	Dec. 31, 2016	Dec. 31, 2009
Contingencies (Details Text)
Claims with possible chance of loss							R$ 7,931,818						R$ 7,549,099
Approximate value in Reais (R$) | Global Settlement
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement							410,000
U.S. Department of Justice (“DoJ”) | Approximate value in Reais (R$)
Contingencies (Details Text)
Leniency Agreement (Agreement) Total							3,100,000
Net effect of present value recorded | Approximate value in Reais (R$) | Global Settlement
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement							375,000
Aggregate amount of the Global Settlement | Approximate value in Reais (R$) | Global Settlement
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement							1,400,000
USD | Global Settlement | U.S. Department of Justice (“DoJ”)
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement												R$ 94,894
USD | Global Settlement | Federal Prosecution Office of Brazil (MPF)
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement											R$ 65,000
USD | U.S. Department of Justice (“DoJ”)
Contingencies (Details Text)
Leniency Agreement (Agreement) Total							957,000
USD | Aggregate amount of the Global Settlement | Global Settlement
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement							418,000
USD | Class action | Global Settlement
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement								R$ 10,000
BRL | Global Settlement | U.S. Department of Justice (“DoJ”)
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement												R$ 296,591
BRL | Global Settlement | Federal Prosecution Office of Brazil (MPF)
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement									R$ 736,445		R$ 206,460
BRL | Global Settlement | Attorney General in Switzerland (OAG)
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement										R$ 104,307
BRL | Amount to be paid, adjusted | Global Settlement
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement							2,000,000
BRL | Amount to be paid, adjusted | Global Settlement | Federal Prosecution Office of Brazil (MPF)
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement				R$ 278,034		R$ 267,985
BRL | Amount to be paid, adjusted | Global Settlement | Attorney General in Switzerland (OAG)
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement			R$ 58,034		R$ 62,021
BRL | Outstanding amount on the date of issuance of these financial statements | Global Settlement
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement			1,600,000
BRL | Outstanding amount on the date of issuance of these financial statements | Global Settlement | Federal Prosecution Office of Brazil (MPF)
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement	R$ 409,876	R$ 1,100,000
BRL | Class action | Global Settlement
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement								R$ 31,680
CHF | Global Settlement | Attorney General in Switzerland (OAG)
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement										R$ 30,240
CHF | Amount to be paid, adjusted | Global Settlement | Attorney General in Switzerland (OAG)
Contingencies (Details Text)
Leniency Settlements paymentos, Global settlement			R$ 16,065		R$ 16,065
Tax
Contingencies (Details Text)
Claims with possible chance of loss							6,048,462						6,307,214
Tax | PIS and COFINS: taxation of tax losses and reductions in debits in connection with the installment payment program under MP 470/09
Contingencies (Details Text)
Claims with possible chance of loss							842,000
Tax | IR and CSL – Charges with goodwill amortization
Contingencies (Details Text)
Claims with possible chance of loss							1,200,000
Tax | Non-cumulative PIS and COFINS taxes
Contingencies (Details Text)
Claims with possible chance of loss							1,200,000
Tax | Income Tax (IR) and Social Contribution (CSL) – Unlimited offsetting
Contingencies (Details Text)
Claims with possible chance of loss							348,000
Tax | ICMS
Contingencies (Details Text)
Claims with possible chance of loss							470,000
Assets offered as collateral							60,000
Tax | IOF
Contingencies (Details Text)
Claims with possible chance of loss							175,000
Claims offered as collateral							61,000
Tax | PIS and COFINS sundry
Contingencies (Details Text)
Claims with possible chance of loss							134,000
Assets offered as collateral							134,000
Tax | IRRF, IR and CSL – Commission expenses
Contingencies (Details Text)
Claims with possible chance of loss							116,000
Tax | IRPJ and CSLL – Exchange variation on naphtha imports
Contingencies (Details Text)
Claims with possible chance of loss							104,000
Tax | Isolated fine – failure to ratify DCOMPS
Contingencies (Details Text)
Claims with possible chance of loss							95,000
Tax | Income Tax and Social Contribution – Reduction of tax losses and social contribution tax loss carryforwards
Contingencies (Details Text)
Claims with possible chance of loss							53,000
Tax | Non-cumulative PIS and COFINS taxes
Contingencies (Details Text)
Provisions for fine for tax offense							153,639
Tax | PIS and COFINS taxes
Contingencies (Details Text)
Provisions for fine for tax offense							56,135
Tax | ICMS
Contingencies (Details Text)
Provisions for fine for tax offense							263,538
Tax | ICMS – Decree 38,394/2000
Contingencies (Details Text)
Provisions for fine for tax offense							43,774
Corporate claims
Contingencies (Details Text)
Unsecured provision for corporate claims							56,171
Civil claims
Contingencies (Details Text)
Claims with possible chance of loss							693,188						494,965
Civil claims | Excess weight
Contingencies (Details Text)
Claims with possible chance of loss							61,000
Civil claims | Caustic soda transportation
Contingencies (Details Text)
Claims with possible chance of loss							86,000
Civil claims | Resale of solvents
Contingencies (Details Text)
Claims with possible chance of loss							164,000
Corporate | Current value
Contingencies (Details Text)
Payment of non-controlling preferred shareholders the distribution of the remaining profits							13,000
Corporate | Possible likelihood of loss
Contingencies (Details Text)
Payment of non-controlling preferred shareholders the distribution of the remaining profits							161,000
Other lawsuits
Contingencies (Details Text)
Claims with possible chance of loss							285,944						R$ 43,356
Other lawsuits | Social Security Contributions – Withholding of 11%
Contingencies (Details Text)
Claims with possible chance of loss							29,000
Other lawsuits | Social security – hazardous agents
Contingencies (Details Text)
Claims offered as collateral							3,600
Other lawsuits | Social security – hazardous agents | Payment of a premium for Labor Accident Risk (“RAT”)
Contingencies (Details Text)
Claims with possible chance of loss							324,000
Other lawsuits | Social security – hazardous agents | Other actions in administrative proceedings and lawsuits
Contingencies (Details Text)
Claims with possible chance of loss							R$ 37,800
Braskem Qpar | Tax | ICMS
Contingencies (Details Text)
Fine for tax offense														R$ 480,389
Braskem Qpar | Tax | February 2004 to August 2005, November 2005 to February 2006, and September 2006 to January 2008 | ICMS
Contingencies (Details Text)
Estimated amounts at risk in main tax and social security lawsuits														53,478
Braskem Qpar | Tax | December 2004 to August 2005 | ICMS
Contingencies (Details Text)
Estimated amounts at risk in main tax and social security lawsuits														1,581
Braskem Qpar | Tax | August 2004 to November 2005 | ICMS
Contingencies (Details Text)
Estimated amounts at risk in main tax and social security lawsuits														R$ 3,105